As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 90.3%
Beverages - 3.2%
31,625	The Coca Cola Co.	$2,340,567
Biotechnology - 2.2%
21,546	Celgene Corp. (a)	1,670,246
Commercial Banks - 7.2%
42,901	BB&T Corp.	1,346,662
92,835	Fifth Third Bancorp	1,304,332
159,907	KeyCorp	1,359,210
21,113	PNC Financial Services Group, Inc.	1,361,576
		5,371,780
Communications Equipment - 2.8%
30,620	QUALCOMM, Inc.	2,082,772
Computers & Peripherals - 5.3%
3,369	Apple, Inc. (a)	2,019,614
83,316	OCZ Technology Group, Inc. (a)	581,546
27,141	SanDisk Corp. (a)	1,345,922
		3,947,082
Construction & Engineering - 1.8%
30,420	Chicago Bridge & Iron Company NV	1,313,840
Consumer Finance - 2.2%
29,801	Capital One Financial Corp.	1,661,108
Diversified Financial Services - 2.4%
38,194	JPMorgan Chase & Co.	1,756,160
Energy Equipment & Services - 4.9%
34,242	Ensco PLC - ADR	1,812,429
49,464	SeaDrill Ltd.	1,855,395
		3,667,824
Food Products - 3.0%
18,745	General Mills, Inc.	739,490
27,542	H.J. Heinz Co.	1,474,874
		2,214,364
Health Care Equipment & Supplies - 4.6%
19,003	Baxter International, Inc.	1,135,999
20,634	Covidien PLC	1,128,267
26,294	St. Jude Medical, Inc.	1,165,088
		3,429,354
Health Care Providers & Services - 4.1%
38,942	AmerisourceBergen Corp.	1,545,219
17,138	Mckesson Corp.	1,504,202
		3,049,421
Hotels, Restaurants & Leisure - 6.8%
24,183	Las Vegas Sands Corp. (a)	1,392,215
35,083	Marriott International, Inc.	1,327,892
19,903	Starwood Hotels & Resorts Worldwide, Inc.	1,122,728
26,285	Wyndham Worldwide Corp.	1,222,515
		5,065,350
Household Products - 4.6%
19,493	Colgate-Palmolive Co.	1,906,025
21,895	Procter & Gamble Co.	1,471,563
		3,377,588
Insurance - 1.4%
14,473	ACE Ltd.	1,059,424
Internet Software & Services - 5.5%
65,387	eBay, Inc. (a)	2,412,127
2,611	Google, Inc. (a)	1,674,278
		4,086,405
Machinery - 1.9%
18,968	Chart Industries, Inc. (a)	1,390,924
Media - 7.5%
47,824	CBS Corp.	1,621,712
32,467	Discovery Communications, Inc. (a)	1,642,831
23,231	Viacom, Inc.	1,102,543
27,255	The Walt Disney Co.	1,193,224
		5,560,310
Multiline Retail - 1.6%
20,681	Target Corp.	1,205,082
Oil, Gas & Consumable Fuels - 8.3%
19,966	Chevron Corp.	2,141,154
24,395	ConocoPhillips	1,854,264
25,123	Exxon Mobil Corp.	2,178,917
		6,174,335
Pharmaceuticals - 7.9%
19,537	Abbott Laboratories	1,197,423
45,280	Bristol-Myers Squibb Co.	1,528,200
21,288	GlaxoSmithKline PLC - ADR	956,044
33,306	Johnson & Johnson	2,196,863
		5,878,530
Road & Rail - 1.1%
12,463	Norfolk Southern Corp.	820,439
TOTAL COMMON STOCKS
(Cost $58,077,766)		67,122,905

Contracts
(100 shares per contract)
PUT OPTION PURCHASED - 0.6%
Index Option - 0.6%
193	S&P 500® Index, Expiration: June, 2012, Exercise Price: $1,350.00	428,460

TOTAL PUT OPTION PURCHASED
(Cost $542,914)		428,460
SHORT-TERM INVESTMENT - 4.1%
Money Market Fund - 4.1%
3,086,479	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.20% (b)	3,086,479
TOTAL SHORT-TERM INVESTMENT
(Cost $3,086,479)		3,086,479
TOTAL INVESTMENTS IN SECURITIES - 95.0%
(Cost $61,707,159)		70,637,844
Other Assets in Excess of Liabilities - 5.0%		3,717,753
TOTAL NET ASSETS - 100.0%		$74,355,597

SCHEDULE OF OPTIONS WRITTEN
MARCH 31, 2012 (Unaudited)
Contracts		Value
(100 shares per contract)
PUT OPTION WRITTEN - 0.2%
Index Option - 0.2%
193	S&P 500® Index, Expiration: June, 2012, Exercise Price: $1,250.00	$(162,120)

TOTAL PUT OPTION WRITTEN
(Premiums received $211,716)		$(162,120)

(a)	Non-income producing security.
ADR	American Depository Receipt
(b)	7-Day Yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments	$62,113,897
Gross unrealized appreciation on long positions	9,709,464
Gross unrealized depreciation on long positions	(1,185,517)
Net unrealized appreciation on short positions	49,596
Net unrealized appreciation	$8,523,947

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Jordan Opportunity Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2012 (Unaudited)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:
Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$67,122,905	$-	$-	$67,122,905
Put Option Purchased^	-	428,460	-	428,460
Short-Term Investment	3,086,479	-	-	3,086,479
Total Investments in Securities	70,209,384	428,460	-	70,637,844
Put Option Written^	$-	(162,120)	-	$(162,120)

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Eric W. Falkeis
                                                  Eric W. Falkeis, President

Date   May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date  May 21, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                    Patrick J. Rudnick, Treasurer

Date  May 24, 2012

* Print the name and title of each signing officer under his or her signature.